SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company evaluated subsequent events from the balance sheet date through the date that the condensed consolidated financial statements were available to be issued and did not identify any subsequent events that would require adjustment or disclosure in the condensed consolidated financial statements.